RESTRICTED SHARE UNITS - Additional Information (Details) $ in Millions		12 Months Ended
	Dec. 21, 2017	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 shares
Restricted Stock Units [Line Items]
Equity-settled share-based compensation expense | $		$ 64.6	$ 68.9	$ 47.7
Top of Range
Restricted Stock Units [Line Items]
Period of share option scheme vesting and service condition	5 years
Bottom of Range
Restricted Stock Units [Line Items]
Period of share option scheme vesting and service condition	1 year
RSU
Restricted Stock Units [Line Items]
Equity-settled share-based compensation expense | $		$ 60.3	$ 61.2	$ 36.3
Number of RSU, outstanding (in shares) | shares		6,544,000	4,779,000	4,949,000	3,386,000
RSU | Top of Range
Restricted Stock Units [Line Items]
Period of share option scheme vesting and service condition		5 years
RSU | Bottom of Range
Restricted Stock Units [Line Items]
Period of share option scheme vesting and service condition		3 years
Restricted Scheme
Restricted Stock Units [Line Items]
Number of RSU, outstanding (in shares) | shares		6,543,771
Percentage of number of shares issued		1.80%